Long-Term Prepaid Expenses and Other Non-Current Assets (Schedule of composition) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deposits Loans And Other Receivables Including Derivative Instruments
Deferred expenses, net	[1]	$ 7,786	$ 5,349	[2]
Loan to associated company	[3]	30,138	5,100
Contract costs		6,347	4,337
Other non-current assets		8,071	8,537
Long term prepaid expenses and other non current assets		$ 52,342	$ 23,323	[2]

[1]	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.
[2]	Reclassified
[3]	Mainly relates to loan to CPV Valley with SOFR-based interest plus a weighted average interest margin of approximately 5.75%, with the final repayment date on May 31, 2026.